Contingent liabilities and contingent assets (Tables)	12 Months Ended
Jun. 30, 2020
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

As of 30 June 2020, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	21,667	10,499	32,166
International appearances	11,722	47	11,769
Other	34,268	818	35,086
	67,657	11,364	79,021

As of 30 June 2019, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	35,722	8,805	44,527
International appearances	11,573	22	11,595
Other	17,905	294	18,199
	65,200	9,121	74,321